Simplify US Equity PLUS Bitcoin Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 98.4%
Alternative Funds – 10.2%
VanEck Bitcoin ETF* ....................................................... 234,992 $ 7,606,691
Equity Funds – 88.2%
iShares Core S&P 500 ETF(a) ............................................... 98,967 66,238,613
Total U.S. Exchange-Traded Funds (Cost $66,590,872) ............................... 73,845,304
Principal
U.S. Treasury Bills – 1.3%
U.S. Treasury Bill, 4.21%, 11/13/2025 (b) ....................................... $ 700,000 696,652
U.S. Treasury Bill, 3.96%, 12/11/2025 (b) ....................................... 300,000 297,728
Total U.S. Treasury Bills (Cost $994,277) ........................................... 994,380
Shares
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost $262,035) ......................................................... 262,035 262,035
Total Investments – 100.0%
(Cost $67,847,184) ............................................................ $ 75,101,719
Liabilities in Excess of Other Assets – (0.0)%† ........................................ (4,859)
Net Assets – 100.0% ............................................................ $ 75,096,860
* Non Income Producing
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Represents a zero coupon bond. Rate shown reflects the effective yield.
(c) Rate shown reflects the 7-day yield as of September 30, 2025.
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ........................ 26 $ 8,760,375 12/19/25 $ 120,965
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 98.4%
U.S. Treasury Bills ............................................................................. 1.3%
Money Market Fund ........................................................................... 0.3%
Total Investments ............................................................................. 100.0%
Liabilities in Excess of Other Assets ............................................................... (0.0)%†
Net Assets .................................................................................. 100.0%

Simplify US Equity PLUS Bitcoin Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.